LEASES - Schedule of Operating Lease Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Leases [Abstract]
Operating lease assets	$ 1,126	$ 1,012
Other current liabilities	$ 284	$ 284
Operating lease, liability, current, statement of financial position [extensible enumeration]	Other current liabilities	Other current liabilities
Operating lease liabilities	$ 1,150	$ 1,048
Total lease liabilities	$ 1,434	$ 1,332